Schedule of tax expense profit and loss (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Tax Expense
Loss before income tax	$ (4,314,231)	$ (1,941,033)	$ (3,891,586)
Domestic tax rate	25.00%	25.00%	25.00%
Expected tax expense/(benefit)	$ (1,078,558)	$ (485,258)	$ (972,897)
-Decline in value of depreciating assets	(419,654)	(368,500)	(315,773)
-R&D tax incentive			(125,780)
-Other deductible expenses	(373,885)	(374,865)	(301,604)
-R&D expenses	328,402
-Other non-deductible expenses	643,839	672,519	680,462
Income tax expense/(benefit)
Movement in unrecognized deferred tax	$ 899,856	$ 556,104	$ 1,035,591